Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties:

(a)
Central Mare– Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer).

The fees charged by Central Mare for the six months ended June 30, 2022 and 2023 are as follows:

	Six Months Ended June 30,
	2022	2023	Presented in:
Executive officers and other personnel expenses	180	180	General and administrative expenses - Statements of comprehensive income
Amortization of awarded shares	(16)	-	Management fees - related parties - Statements of comprehensive income
Total	164	180

(b)
Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, which detailed the services and fees for the management of the Company’s fleet.

The fees charged by and expenses relating to CSI for the six months ended June 30, 2022 and 2023 are as follows:

	Six Months Ended June 30,
	2022	2023	Presented in:
Management fees	61	-	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
	866	912	Management fees - related parties -Statements of comprehensive income
Supervision services fees	14	-	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Superintendent fees	13	7	Vessel operating expenses -Statements of comprehensive income
	129	-	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Accounting and reporting cost	180	180	Management fees - related parties -Statements of comprehensive income
Commission for sale and purchase of vessels	730	-	Gain from vessel sales -Statements of comprehensive income
	455	-	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Commission on charter hire agreements	486	514	Voyage expenses - Statements of comprehensive income
Financing fees	312	-	Net in Current and Non-current portions of long-term debt – Balance Sheet
Total	3,246	1,613

For the six months ended June 30, 2022 and 2023, CSI charged the Company newbuilding supervision related pass-through costs amounting to $236 and $- respectively, which are not included in the table above and are presented in Vessels, net in the Company’s accompanying unaudited interim condensed consolidated balance sheets.

(c)
Dividends of Series E Shares to Family Trading Inc (“Family Trading”): On June 30, 2022 and 2023, the Company declared a dividend of $1,015 and $1,001 for the six months ended June 30, 2022 and 2023 respectively. As of December 31, 2022 and June 30, 2023 there were no dividends due to Family Trading.

(d)
Dividends of Series F Shares to Africanus Inc (“Africanus”): On June 30, 2022 and 2023, the Company declared a dividend of $6,307 and $2,484 for the six months ended June 30, 2022 and 2023 respectively. As of December 31, 2022 and June 30, 2023 there were no dividends due to Africanus.

(e)
Charter party with Central Tankers Chartering Inc (“CTC”): For the six months ended June 30, 2022 and 2023 the CTC time charter generated $2,786 and $4,435 of revenue respectively, presented in Time charter revenues from related parties in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As of June 30, 2023, there were no amounts due from CTC.